Fair Value Measurements - Schedule of Carrying Value and Fair Value of Fixed Rate Project Financing Term Loans (Detail) ₨ in Thousands, $ in Thousands	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value	₨ 32,697,568	$ 504,203	₨ 19,229,710
Secured Foreign Currency Term Loans [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value	5,385,949	83,052	5,889,467
Fair Value, Measurements, Recurring [Member] | Secured Foreign Currency Term Loans [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value	5,497,166		5,995,393
Fair value	₨ 5,560,038	$ 85,737	₨ 6,241,606	$ 94,213